FINANCIAL INSTRUMENTS - Schedule of Monetary Assets and Liabilities Denominated in Foreign Currency (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
United States Dollars
Disclosure of detailed information about financial instruments [line items]
Liabilities:	$ 178,103,373	$ 283,590,640
Assets:	9,980,235	34,328,375
Euros
Disclosure of detailed information about financial instruments [line items]
Liabilities:	1,318,559	1,510,270
Assets:	11,005	20,817
Reales
Disclosure of detailed information about financial instruments [line items]
Liabilities:	423	922
Assets:	$ 60,000	$ 0